SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
20.	SEGMENT INFORMATION

The Company's Chief Operating Decision Maker (the "CODM") continued to be identified as the Chief Executive Officer, who is responsible for decisions about allocating resources and assessing performance of the Company.

The Company reevaluated its segments and concluded that it has two reportable segments in 2014, namely Renren and Games. As described in Note 4, Nuomi, Qingting and Qianjun Technology excluding Woxiu business were treated as discontinued. The segment information for year 2012 and 2013 were retrospectively revised to reflect such changes as follows:

	Year ended December 31, 2012			Year ended December 31, 2013			Year ended December 31, 2014
	Renren	Games	Total	Renren	Games	Total	Renren	Games	Total

Net revenues	$65,372	$89,455	$154,827	$62,474	$85,473	$147,947	$45,853	$37,101	$82,954
Cost of revenues	(24,691)	(25,103)	(49,794)	(31,036)	(23,244)	(54,280)	(33,037)	(14,935)	(47,972)
Operating expenses	(114,247)	(38,814)	(153,061)	(124,163)	(68,949)	(193,112)	(163,512)	(30,864)	(194,376)
Operating (loss) income	(73,566)	25,538	(48,028)	(92,725)	(6,720)	(99,445)	(150,696)	(8,698)	(159,394)
Net income (loss) from continuing operations	(57,575)	25,715	(31,860)	(22,312)	(6,644)	(28,956)	39,965	(6,560)	33,405
Net income (loss) from discontinued operations	(43,193)	-	(43,193)	92,597	-	92,597	26,673	-	26,673
Net income (loss)	$(100,768)	$25,715	$(75,053)	$70,285	$(6,644)	$63,641	$66,638	$(6,560)	$60,078
Total assets	$1,104,989	$72,953	$1,177,942	$1,344,327	$41,359	$1,385,686	$1,113,446	$35,707	$1,149,153

The majority of the Company's revenue for the years ended December 31, 2012, 2013 and 2014 was generated from the PRC. Game has recognized revenue of $2,004, $2,368 and $4,480 from overseas game entities for the years ended December 31, 2012, 2013 and 2014 respectively.

As of December 31, 2013 and 2014, respectively, substantially all of long-lived assets of the Company were located in the PRC.